Lord Abbett Research Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                 April 4, 2002


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Research Fund, Inc.
        Lord Abbett Growth Opportunities Fund
        Large-Cap Series
        Small-Cap Value Series
        Lord Abbett America's Value Fund

     CIK: 0000887194
     File No.: 33-47641
     File No.: 811-6650


Dear  Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on March 27, 2002. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

Very truly yours,
Vicki Herbst
Legal Assistant